8. Restricted cash (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfRestrictedCashLineItems [Line Items]
Restricted cash	R$ 31,900	R$ 18,822
Agreement with the Sao Paulo municipal government
SummaryOfRestrictedCashLineItems [Line Items]
Restricted cash	19,977	12,055
Brazilian Federal Savings - escrow deposit
SummaryOfRestrictedCashLineItems [Line Items]
Restricted cash	5,880	1,209
Other
SummaryOfRestrictedCashLineItems [Line Items]
Restricted cash	R$ 6,043	R$ 5,558